Goodwill and Intangible Assets Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Estimated amortization expense of finite-lived intangible assets
2012	$ 34.6
2013	33.7
2014	33.7
2015	31.1
2016	34.1
Amortization expense of intangible assets	$ 40.1	$ 42.7	$ 40.5